Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 3,875	$ 3,086
Increase related to current year tax positions	961	789
Balance, end of year	$ 4,836	$ 3,875